UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008
                                                ----------------------------

Check here if Amendment [    ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      High Rise Capital Management, L.P.
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Address:   535 Madison Avenue
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           New York, NY  10022
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           --------------------------------------------------
Form 13F File Number:      028-06739
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      David O Connor
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Title:     Senior Managing Member of General Partner
           --------------------------------------------------
Phone:     212-421-7548
           --------------------------------------------------

Signature, Place, and Date of Signing:

         /s/ David O Connor          New York, New York            8/14/08
       ------------------------   ------------------------------  ----------







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Report Type (Check only one.):

[ X ) 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)


[   ) 13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   )  13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                 0
                                               -------------

Form 13F Information Table Entry Total:          15
                                               -------------

Form 13F Information Table Value Total:           $326,624
                                               -------------
                                                (thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

















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

        Name of         Title of         Value   Shrs of   SH/   PUT/ Investm Other
         Issuer          Class  CUSIP   (x1000)  PRN AMT  PRN   CALL  DiscretManager Sole  Shared
APARTMENT INV & MGMT CO COM    03748R10  33369    979723               Sole          Sole
BRE PROPERTIES, INC     COM    05564E10  30758    710672               Sole          Sole
CAPITAL SENIOR LIVING COCOM    14047510  11208   1486447               Sole          Sole
CAPITAL TRUST INC       COM    14052H50   4261    221791               Sole          Sole
CAPITAL LEASE FUNDING INCOM    14028810  22574   3013938               Sole          Sole
HFF, INC                COM    40418F10   7733   1359129               Sole          Sole
POST PROPERTIES INC     COM    73746410  31291   1051808               Sole          Sole
RAMCO-GERSHON PPTYS     COM    75145220   9021    439173               Sole          Sole
REIS, INC               COM    75936P10   2451    446368               Sole          Sole
STRATEGIC HOTELS AND RESCOM    86272T10  50698   5410650               Sole          Sole
STRATUS PPTYS INC       COM    86316720   9059    520925               Sole          Sole
SUNRISE SENIOR LIVING INCOM    86768K10  68490   3046690               Sole          Sole
THOMAS PROPERTY GROUP   COM    88445310  39854   4050200               Sole          Sole
URSTADT BIDDLE PROPERTIECOM    91728620   5375    366656               Sole          Sole
WCI COMMUNITIES, INC    COM    92923C10   483     333100               Sole          Sole
